Subsequent Events (Predecessor)	12 Months Ended
Dec. 31, 2013
Predecessor
Subsequent Event [Line Items]
Subsequent Events
SUBSEQUENT EVENTS
For the combined consolidated financial statements as of and for the years ended December 31, 2013 and 2012, we have evaluated subsequent events through May 27, 2014, the date the combined consolidated financial statements were available to be issued.
Bridge Credit Facility
On March 28, 2014, TerraForm Power, LLC entered into a credit and guaranty agreement with Goldman Sachs Bank USA as administrative agent, (the “Bridge Credit Facility”). The Bridge Credit Facility originally provided for a senior secured term loan facility in an aggregate principal amount of $250,000. On May 15, 2014, the Bridge Credit Facility was amended to increase the aggregate principal amount to $400,000. The Bridge Credit Facility has a term ending in September 2015. The purpose of the Bridge Credit Facility is to fund the acquisition of projects from third party developers as well as projects developed by the Parent.
Our obligations under the Bridge Credit Facility were guaranteed by certain of our domestic subsidiaries. Our obligations and the guaranty obligations of our subsidiaries were secured by first priority liens on and security interests in substantially all present and future assets of the Company and the subsidiary guarantors.
Interest under the Bridge Credit Facility has variable interest rate options based on Base Rate Loans or Eurodollar loans at the Company’s election. The interest rate payable under Base Rate Loans will be based upon an adjusted base rate (equal to the greater of (i) the Base Rate (Prime Rate) in effect on such day, (ii) the Federal Funds Effective Rate in effect on such day plus 0.50% and (iii) the Eurodollar Rate for a Eurodollar Loan with a one month interest period plus the difference between the applicable margin for Eurodollar Rate Loans and the applicable margin for Base Rate Loans. The interest rate payable under Eurodollar Loans will be based upon the published LIBOR rate; plus 6.0% applicable margin.